Share-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands				1 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 31, 2023 USD ($) shares	Jul. 25, 2023 USD ($) shares	Oct. 27, 2021 PurchasePeriod	Apr. 30, 2023 Installment	Jul. 31, 2022 shares	Oct. 31, 2021 shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Apr. 24, 2023 USD ($)	Jan. 01, 2023 shares	Nov. 30, 2022 shares	Aug. 31, 2020 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant date fair value of stock options granted to employees | $ / shares								$ 0.49		$ 0.73	$ 3.6
Unrecognized compensation expense | $							$ 2,700	$ 2,700		$ 3,400
Unvested restricted stock period								6 months		6 months
Stock-based compensation expense | $								$ 888	$ 767	$ 1,824	$ 646
Stock Issued During Period, Value, New Issues | $							$ 6,100
Banking regulation, mortgage banking, net worth, minimum | $												$ 35,000
Capitalized Internal-use Software Costs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense | $								$ 28	11	$ 33	$ 40
2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares reserved for future issuance															807,000
2021 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares reserved for future issuance						3,600,000	1,500,000	1,500,000
Percentage of increase in common stock reserved and available for issuance						5.00%
2021 Plan | Subsequent Event
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares reserved for future issuance													3,000,000
Common stock shares added to plan													1,200,000
ESPP Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares reserved for future issuance						280,000	501,000	501,000
Percentage of increase in common stock reserved and available for issuance			85.00%			1.00%
Offering period			24 months
Number of purchase periods | PurchasePeriod			4
Offering period commencement date			Feb. 15, 2022
Number of shares issued during period								66,000		187,784
Increase in common stock reserved and available for issuance						560,000
Stock-based compensation expense | $								$ 85		$ 134
ESPP Plan | Subsequent Event
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares reserved for future issuance													566,753
Common stock shares added to plan													238,510
2021 ESPP Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares reserved for future issuance						280,000
Percentage of increase in common stock reserved and available for issuance						1.00%
Increase in common stock reserved and available for issuance						560,000
2022 Inducement Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares reserved for future issuance							400,000	400,000						600,000
Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues							7,878,786
Stock Issued During Period, Value, New Issues | $							$ 1
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period								4 years		4 years
Stock based award vesting description								Stock options granted with service conditions generally vest over four years with 25% of the option shares vesting one year from the vesting commencement date and then ratably on a monthly basis over the following 36 months.		Stock options granted with service conditions generally vest over four years with 25% of the option shares vesting one year from the vesting commencement date and then ratably on a monthly basis over the following 36 months.
Option expire term								10 years		10 years
Unrecognized compensation expense, weighted average period for recognize								4 years 9 months		2 years 11 months 1 day
Requisite service period								4 years		4 years
Stock Options | First Year From Commencement Date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rights, percentage								25.00%		25.00%
Restricted Stock | 2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock							15,000	15,000		30,000
Unrestricted Common Stock | 2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock awards vested and converted								15,000		172,000	235,634
Restricted stock, forfeited											52,263
Time-based Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense | $								$ 6		$ 13
Performance-Based Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total grant date fair value | $										$ 31
Number of consecutive days					90 days			90 days
Requisite service period								7 years 6 months		8 years
Performance-Based Stock Options | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting of shares					1,850,000
Time-based Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of equal annual installments | Installment				2
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense, weighted average period for recognize								1 year 8 months 23 days
Restricted stock							794,150	794,150
Restricted stock, forfeited								28,550
Stock-based compensation expense | $									$ 100
Unamortized compensation costs | $							$ 600	$ 600
Weighted average grant date fair value, Granted | $ / shares							$ 0.9
July Private Placement | Common Stock | Subsequent Event
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues		2,897,654
Stock Issued During Period, Value, New Issues | $		$ 2,100
July Registered Direct Offering | Common Stock | Subsequent Event
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues		3,859,649
Stock Issued During Period, Value, New Issues | $		$ 2,200
At the Market Offerings | Common Stock | Subsequent Event
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues	2,023,583
Stock Issued During Period, Value, New Issues | $	$ 2,400